Consolidated Statements of Changes In Shareholders' Deficit - USD ($)		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member]	ANDRETTI ACQUISITION CORP. [Member]	ANDRETTI ACQUISITION CORP. [Member] Additional Paid-in Capital [Member]	ANDRETTI ACQUISITION CORP. [Member] Accumulated Deficit [Member]	ANDRETTI ACQUISITION CORP. [Member] Common Class B [Member] Common Stock [Member]
Beginning balance at Dec. 31, 2021		$ (34,839,000)		$ 1,514,000	$ (9,000)	$ (36,344,000)	$ 64,716,000	$ 14,139	$ 24,425	$ (10,861)	$ 575
Beginning balance, (in shares) at Dec. 31, 2021			4,806,053				14,222,580				5,750,000
Vesting of restricted common stock (in shares)			83,333
Sale of 13,550,000 Private Placement Warrants								13,550,000	13,550,000
Issuance of common stock resulting from exercise of stock options (in shares)			206,445
Issuance of common stock resulting from exercise of stock options		280,000		280,000
Proceeds allocated to Public Warrants								6,440,000	6,440,000
Stock-based compensation expense		940,000		940,000
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor	[1]								143		$ (143)
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor (in shares)	[1]										(1,430,923)
Cumulative translation adjustment		(16,000)			(16,000)
Purchase of Class B shares by Anchor Investor including excess fair value over purchase price								10,409,031	10,408,888		$ 143
Purchase of Class B shares by Anchor Investor including excess fair value over purchase price (in shares)											1,430,923
Value of transaction costs allocated to fair value equity instruments								(707,430)	(707,430)
Remeasurement for Class A ordinary shares to redemption amount								(38,689,906)	(29,716,026)	(8,973,880)
Net Income (loss)		(23,448,000)	$ (23,448,000)			(23,448,000)		1,890,290		1,890,290	$ 390,797
Ending balance at Dec. 31, 2022		$ (57,083,000)		2,734,000	(25,000)	(59,792,000)	$ 64,716,000	(7,093,876)	0	(7,094,451)	$ 575
Ending balance, (in shares) at Dec. 31, 2022			5,095,831				14,222,580				5,750,000
Issuance of common stock resulting from exercise of stock options (in shares)		22,722	22,722
Issuance of common stock resulting from exercise of stock options		$ 37,000		37,000
Stock-based compensation expense		$ 776,000		776,000
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor (in shares)		724,891
Cumulative translation adjustment		$ (24,000)			(24,000)
Proceeds received in excess of fair value of convertible promissory notes								823,091	823,091
Remeasurement for Class A ordinary shares to redemption amount								(8,156,697)	(823,091)	(7,333,606)
Loss on issuance of Senior Secured Notes		11,086,000		11,086,000
Net Income (loss)		(29,734,000)	$ (29,734,000)			(29,734,000)		(862,919)		(862,919)	$ (224,646)
Ending balance at Dec. 31, 2023		$ (74,942,000)		$ 14,633,000	$ (49,000)	$ (89,526,000)	$ 64,716,000	$ (15,290,401)	$ 0	$ (15,290,976)	$ 575
Ending balance, (in shares) at Dec. 31, 2023			5,118,553				14,222,580				5,750,000

[1]	Excluded an aggregate of up to 750,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On November 17, 2021, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares for no consideration, thereby reducing the aggregate number of Founder Shares held by the Sponsor to 5,620,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the reverse share split on Founder Shares (see Note 5). On January 22, 2022, the underwriters fully exercised their over-allotment option resulting in no forfeiture of Class B ordinary shares.